Share Capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.51	$ 0.57
Outstanding, Number of options	1,021,917	697,595
Exercisable, Number of options	689,244
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.00
Outstanding, Number of options	422,193
Outstanding, Weighted average remaining contractual life (years)	5 years 6 months
Exercisable, Number of options	230,425
Exercisable, Weighted average remaining contractual life (years)	4 years 4 months 24 days
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.45
Outstanding, Number of options	63,097
Outstanding, Weighted average remaining contractual life (years)	1 year 8 months 12 days
Exercisable, Number of options	63,097
Exercisable, Weighted average remaining contractual life (years)	1 year 8 months 12 days
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.92
Outstanding, Number of options	536,627
Outstanding, Weighted average remaining contractual life (years)	5 years
Exercisable, Number of options	395,722
Exercisable, Weighted average remaining contractual life (years)	4 years 6 months